Subsequent events (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 12, 2022	Sep. 12, 2022
IfrsStatementLineItems [Line Items]
Installment paid		R$ 245,000
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Distribution of interest on shareholders equity	R$ 455,000